MINIMUM COMMITTED REVENUE	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Minimum Committed Revenue	MINIMUM COMMITTED REVENUECommitted time charter revenues for the Company as of December 31, 2021 are detailed in the table below. Subsequent events, after the balance sheet date but before the financial statements were issued, could affect the value of the revenue realized due to market linked contracts and the effect of newly signed contracts, changes or options, which have been excluded. For market linked contracts only the floor rate per the contracts has been used for the purposes of calculating committed revenue whereas the actual revenue realized will only be determined at the time of invoicing. The amounts below represent committed revenue rather than the actual value in cash due in the next year. Some of the hire relating to the committed revenue for January 2021 is invoiced in advance and is included in the accounts as deferred charter revenue. As of December 31, 2021, $5.3 million was unpaid and is included in trade accounts receivables.

(in thousands of $)
2022	264,901
2023	234,265
2024	199,266
2025	75,105
2026	30,254
Thereafter	3,069
Total	806,860